Income Taxes	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision consisted of the following:
	2015	2014
Current income tax expense	$2,876,710	$1,784,278
Deferred taxation	852,528	822,200

	$3,729,238	$2,606,478

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2015	2014
Income before income taxes	$5,135,757	$9,434,787
Income tax computed at statutory EIT rate (25%)	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	123,830	23,964
Non-deductible expenses	1,976,633	25,773
Change in valuation allowance and others	344,836	198,046

Income tax expenses	$3,729,238	$2,606,479

Dividends paid by Jiangsu Delta to the Company are subject to the withholding tax of 5%. The Company's PRC entities historically have not paid any dividends.

The tax effects of temporary differences that give rise to the Company's net deferred tax assets and liabilities are summarized as follows:

	2015	2014
Deferred tax assets
Current portion:
Receivables provision	$525,720	$449,509
Tax losses carried forward	207,868	207,868
Less: Valuation allowance	-	-

Total deferred tax assets	$733,588	$657,377

	2015	2014
Deferred tax liabilities
Revenue cut-off difference derived from Value Added Tax reporting system to calculate PRC Corporation Income Tax in accordance with the PRC State Administration of Taxation	$1,948,948	$1,020,209

Total deferred tax liabilities	$1,948,948	$1,020,209

Net deferred tax liabilities	$(1,215,360)	$(362,832)